UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202

(Address of principal executive offices)   (Zip code)

Capitol Services, Inc.

1675 S. State Street, Suite B, Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1(a).	REPORTS TO STOCKHOLDERS.

Small Company Fund

Investor Shares (BCSIX)
(CUSIP Number 115291833)

Institutional Shares (BCSSX)
(CUSIP Number 115291403)

Mid Company Fund

Investor Shares (BCMSX)
(CUSIP Number 115291809)

Institutional Shares (BCMIX)
(CUSIP Number 115291783)

International All Company Fund

Investor Shares (BCIIX)
(CUSIP Number 115291858)

Institutional Shares (BCISX)
(CUSIP Number 115291767)

International Small Company Fund

Investor Shares (BCSVX)
(CUSIP Number 115291742)

Institutional Shares (BCSFX)
(CUSIP Number 115291759)

Semi-Annual Report

September 30, 2023 (unaudited)

Table of Contents

The Brown Capital Management Small Company Fund1

Schedule of Investments1

The Brown Capital Management Mid Company Fund3

Schedule of Investments3

The Brown Capital Management International All Company Fund5

Schedule of Investments5

The Brown Capital Management International Small Company Fund8

Schedule of Investments8

Statements of Assets and Liabilities11

Statements of Operations12

Statements of Changes in Net Assets13

Financial Highlights17

Notes to Financial Statements25

Fund Expenses33

Additional Information34

Semi-Annual Report | September 30, 2023 (unaudited)1

The Brown Capital Management Small Company Fund

Schedule of InvestmentsSeptember 30, 2023 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.86%
	Business Services - 27.16%
564,640	ANSYS, Inc.(a)	$168,008,632
1,676,363	Clearwater Analytics Holdings, Inc.(a)	32,420,861
494,533	Doubleverify Holdings, Inc.	13,822,197
6,349,054	Enfusion, Inc.(a)(b)	56,951,014
1,718,239	Guidewire Software, Inc.(a)	154,641,510
2,433,491	nCino, Inc.(a)	77,385,014
569,880	Paycom Software, Inc.	147,752,788
1,825,815	PROS Holdings, Inc.(a)	63,209,715
1,663,214	Q2 Holdings, Inc.(a)	53,671,916
427,206	Tyler Technologies, Inc.(a)	164,961,325
		932,824,972

	Consumer Related - 6.72%
2,813,038	Alarm.com Holding, Inc.(a)(b)	171,989,143
9,676,684	Olo, Inc. - Class A(a)(b)	58,640,705
		230,629,848

	Industrial Products & Services - 11.04%
3,005,819	Cognex Corp.	127,566,958
1,382,062	Energy Recovery, Inc.(a)	29,313,535
1,743,933	Helios Technologies, Inc. (b)	96,753,403
1,127,425	Vicor Corp.(a)	66,394,058
3,483,559	Xometry, Inc.(a)(b)	59,150,832
		379,178,786

	Information/Knowledge Management - 21.48%
115,019	Alteryx, Inc. - Class A(a)	4,335,066
1,054,494	AppFolio, Inc. - Class A(a)(b)	192,582,239
1,846,498	Datadog, Inc. - Class A(a)	168,197,503
830,140	Manhattan Associates, Inc.(a)	164,085,472
3,714,022	Smartsheet, Inc. - Class A(a)	150,269,330
571,928	Workiva Inc.(a)	57,959,184
		737,428,794

	Medical/Healthcare - 26.66%
1,653,265	10X Genomics, Inc.(a)	68,197,181
1,843,654	Bio-Techne Corp.	125,497,528
7,047,032	Cytek Biosciences, Inc.(a)(b)	38,899,617
1,457,910	Glaukos Corp.(a)	109,707,728
273,963	Inari Medical, Inc.(a)	17,917,180
769,900	Inogen, Inc.(a)	4,018,878
1,772,312	Ironwood Pharmaceuticals, Inc. (a)	17,067,365
1,955,640	OrthoPediatrics Corp.(a)(b)	62,580,480
156,718	QuidelOrtho Corp.(a)	11,446,683
795,717	Repligen Corp.(a)	126,526,960

The Brown Capital Management Small Company Fund

2www.browncapital.com

The Brown Capital Management Small Company Fund

Schedule of InvestmentsSeptember 30, 2023 (Unaudited)

See Notes to Financial Statements

Shares		Value (Note 1)
COMMON STOCKS - 95.86% (continued)
	Medical/Healthcare - 26.66% (continued)
12,472	Shockwave Medical, Inc.(a)	$2,483,175
852,000	Tandem Diabetes Care, Inc.(a)	17,696,040
902,129	Veeva Systems, Inc. - Class A(a)	183,538,145
3,869,381	Vericel Corp.(a)(b)	129,701,651
		915,278,611

	Miscellaneous - 2.80%
4,458,764	Cryoport, Inc.(a)(b)	61,129,654
1,881,739	Neogen Corp.(a)	34,887,441
		96,017,095

	Total Common Stocks (Cost: $2,351,628,251) - 95.86%	3,291,358,106

SHORT TERM INVESTMENTS - 4.26%
146,057,882	First American Treasury Obligation Fund - Institutional Class 5.26%(c)	146,057,882
	(Cost: $146,057,882)

Total Investments (Cost: $2,497,686,133) - 100.12%		3,437,415,988
Liabilities in Excess of Other Assets - (0.12%)		(4,086,680)
Net Assets - 100.00%		$3,433,329,308

(a)Non-income producing

(b)Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.

(c)Effective 7 day yield as of September 30, 2023

Summary of Investments by Sector

Sector	% of Net Assets		Value
Business Services	27.16%		$932,824,972
Consumer Related	6.72%		230,629,848
Industrial Products & Systems	11.04%		379,178,786
Information/Knowledge Management	21.48%		737,428,794
Medical/Health Care	26.66%		915,278,611
Miscellaneous	2.80%		96,017,095
Short Term Investments	4.26%		146,057,882
Liabilities in Excess of Other Assets	(0.12%	)	(4,086,680)
Total	100.00%		$3,433,329,308

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2023 (unaudited)3

The Brown Capital Management Mid Company Fund

Schedule of InvestmentsSeptember 30, 2023 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 99.23%
	Business Services - 18.88%
21,232	Bright Horizons Family Solutions(a)	$1,729,559
11,353	Envestnet, Inc.(a)	499,873
9,699	Equifax, Inc.	1,776,663
26,350	Five9, Inc.(a)	1,694,305
9,674	Jack Henry & Associates, Inc.	1,462,128
8,760	Paycom Software, Inc.	2,271,205
7,335	Tyler Technologies, Inc.(a)	2,832,337
		12,266,070

	Consumer Related - 5.22%
830	Chipotle Mexican Grill, Inc.(a)	1,520,419
2,351	Expedida, Inc.(a)	242,318
441	O’Reilly Automotive, Inc.(a)	400,807
1,537	Tractor Suppy Co.	312,088
2,289	Ulta Beauty, Inc.(a)	914,341
		3,389,973

	Financial Services - 10.77%
13,285	Broadridge Financial Solutions	2,378,679
12,036	FleetCor Technologies, Inc.(a)	3,073,272
4,950	MarketAxess Holdings, Inc.	1,057,518
4,637	T. Rowe Price Group, Inc.	486,282
		6,995,751

	Industrial Products & Systems - 13.90%
35,399	Cognex Corp.	1,502,334
16,892	Entegris, Inc.	1,586,328
6,515	Fastenal Co.	355,980
8,386	RBC Bearings, Inc.(a)	1,963,414
14,263	Simpson Manufacturing Co., Inc.	2,136,740
9,071	SiteOne Landscape Supply, Inc.(a)	1,482,655
		9,027,451

	Information/Knowledge Management - 26.84%
6,003	Ansys, Inc.(a)	1,786,193
12,183	Autodesk, Inc.(a)	2,520,784
54,123	Bentley Sysems, Inc.	2,714,810
18,868	Guidewire Software, Inc.(a)	1,698,120
5,545	HubSpot, Inc.(a)	2,730,912
16,100	Manhattan Associates, Inc.(a)	3,182,326
51,488	Shopify, Inc.(a)	2,809,700
		17,442,845

The Brown Capital Management Mid Company Fund

4www.browncapital.com

The Brown Capital Management Mid Company Fund

Schedule of InvestmentsSeptember 30, 2023 (Unaudited)

See Notes to Financial Statements

Shares		Value (Note 1)
COMMON STOCKS - 99.23% (continued)
	Medical/Health Care - 23.62%
9,769	Align Technology, Inc.(a)	$2,982,671
14,326	Charles River Laboratories International(a)	2,807,609
22,107	DexCom, Inc.(a)	2,062,583
16,760	Edwards Lifesciences Corp.(a)	1,161,133
8,483	Insulet Corp.(a)	1,352,953
1,070	Jazz Pharmaceuticals PLC(a)	138,501
3,275	Masimo Corp.(a)	287,152
35,092	Omnicell, Inc.(a)	1,580,544
4,421	Teladoc Health, Inc.(a)	82,186
13,126	Veeva Systems, Inc. - Class A(a)	2,670,485
1,249	Zoetis, Inc.	217,301
		15,343,118

	Total Common Stocks (Cost: $56,002,783) - 99.23%	64,465,208

SHORT TERM INVESTMENTS - 0.73%
477,977	First American Treasury Obligation Fund - Institutional Class 5.26%(b)	477,977
	(Cost: $477,977)

Total Investments (Cost: $56,480,760) - 99.96%		64,943,185
Other Assets, Net of Liabilities - 0.04%		24,445
Net Assets - 100.00%		$64,967,630

(a)Non-income producing

(b)Effective 7 day yield as of Sepember 30, 2023

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	18.88%	$12,266,070
Consumer Related	5.22%	3,389,973
Financial Services	10.77%	6,995,751
Industrial Products & Systems	13.90%	9,027,451
Information/Knowledge Management	26.84%	17,442,845
Medical/Health Care	23.62%	15,343,118
Short Term Investments	0.73%	477,977
Other assets, net of liabilities	0.04%	24,445
Total	100.00%	$64,967,630

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2023 (unaudited)5

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2023 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.04%
	Argentina - 3.10%
1,628	Mercadolibre Inc.(a)	$2,064,109

	Australia - 9.03%
7,647	Atlassian Corp. PLC(a)	1,540,947
16,646	Cochlear Ltd.	2,732,576
17,380	REA Group Ltd.	1,724,445
		5,997,968

	Canada - 5.38%
32,385	The Descartes Systems Group Inc.(a)	2,376,927
21,912	Shopify Inc.(a)	1,195,738
		3,572,665

	Denmark - 7.49%
28,991	Chr Hansen Holding A/S	1,776,993
35,125	Novo Nordisk A/S	3,206,060
		4,983,053

	France - 4.01%
45,718	Dassault Systemes SE	1,705,997
7,303	Ipsen SA	958,960
		2,664,957

	Germany - 6.47%
19,458	Carl Zeiss Meditec AG	1,703,771
1,875	Rational AG	1,189,406
10,836	SAP SE	1,407,070
		4,300,247

	Hong Kong - 2.06%
610,146	Kingdee International SoftwareGroup Co. Ltd.(a)	751,097
169,643	Kingsoft Corp. Ltd.	615,233
		1,366,330

	Ireland - 7.16%
10,442	Flutter Entertainment PLC(a)	1,710,066
12,388	Icon PLC(a)	3,050,545
		4,760,611

	Israel - 6.34%
7,883	Check Point Software Technologies Ltd.(a)	1,050,646
10,878	CyberArk Software Ltd.(a)	1,781,490
20,891	Mobileye Global Inc. “A” Shares(a)	868,021
3,196	Monday.com Ltd(a)	508,867
		4,209,204

The Brown Capital Management International All Company Fund

6www.browncapital.com

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2023 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.04% (continued)
	Italy - 1.72%
52,381	Azimut Holding SPA	$1,145,255

	Japan - 6.17%
115,200	CyberAgent Inc.	621,559
16,300	GMO Payment Gateway, Inc.	891,897
72,400	Kakaku.com, Inc.	734,949
33,900	M3, Inc.	616,116
115,400	MonotaRO Co. Ltd.	1,235,932
		4,100,453

	Netherlands - 4.07%
2,304	ASML Holding NV	1,361,914
11,073	Wolters Kluwer NV	1,342,200
		2,704,114

	New Zealand - 2.42%
22,218	Xero Ltd.(a)	1,606,071

	Norway - 1.00%
471,499	Autostore Holdings Ltd(a)	667,137

	Poland - 2.60%
148,824	Inpost S.A.(a)	1,730,786

	Spain - 1.93%
98,814	Grifols SA(a)	1,284,472

	Switzerland - 12.73%
110	Chocoladefabriken Lindt & Sprungli AG	1,224,559
694	Givaudan SA	2,269,991
1,541	Partners Group Holding AG	1,741,590
4,267	Tecan Group AG	1,441,368
25,302	Temenos Group AG	1,780,690
		8,458,198

	United Kingdom - 11.36%
100,451	Abcam PLC(a)	2,273,206
362,094	AJ Bell PLC	1,212,281
16,569	Dechra Pharmaceuticals PLC	765,781
29,572	Diageo PLC	1,094,698
106,111	Ocado Group PLC(a)	777,319
42,059	RELX PLC	1,424,033
		7,547,318

	Total Common Stocks (Cost: $59,905,308) - 95.04%	63,162,768

Semi-Annual Report | September 30, 2023 (unaudited)7

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2023 (Unaudited)

See Notes to Financial Statements

Shares		Value (Note 1)
SHORT TERM INVESTMENTS - 1.42%
940,724	First American Treasury Obligation Fund - Institutional Class 5.26%(b)	$940,724
	(Cost: $940,724)

Total Investments (Cost: $60,846,032) - 96.46%		64,103,492
Other Assets, Net of Liabilities - 3.54%		2,354,986
Net Assets - 100.00%		$66,458,478

(a)Non-income producing

(b)Effective 7 day yield as of September 30, 2023

Summary of Investments by Sector

Sector	% of Net Assets	Value
Communication Services	4.64%	$3,080,953
Consumer Discretionary	9.16%	6,086,651
Consumer Staples	3.49%	2,319,257
Financials	6.17%	4,099,126
Health Care	27.13%	18,032,855
Industrials	10.41%	6,922,357
Information Technology	27.95%	18,574,585
Materials	6.09%	4,046,984
Short Term Investments	1.42%	940,724
Other Assets, Net of Liabilities	3.54%	2,354,986
Total	100.00%	$66,458,478

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

8www.browncapital.com

The Brown Capital Management International Small Company Fund

Schedule of InvestmentsSeptember 30, 2023 (Unaudited)

Shares		Value (Note 1)
	COMMON STOCKS - 98.03%
	Australia - 11.29%
603,890	Pro Medicus Ltd.	$32,377,944
1,202,233	REA Group Ltd.	119,285,680
2,181,700	WiseTech Global Ltd.	91,247,250
		242,910,874

	Canada - 9.52%
1,474,579	The Descartes Systems Group Inc.(a)	108,228,073
857,539	Kinaxis, Inc.(a)	96,711,080
		204,939,153

	Denmark - 2.58%
5,302,420	Ambu A/S(a)	55,516,269

	France - 11.91%
284,989	Esker Sa	37,723,342
1,834,615	Interparfums Sa	102,025,426
2,766,666	Lectra(b)	75,320,240
353,185	SES-imagotag SA(a)	41,223,898
		256,292,906

	Germany - 9.23%
3,905,126	Evotec SE(a)	78,032,333
1,379,082	Nexus AG (b)	75,380,387
964,495	Stratec Biomedical AG(b)	45,122,275
		198,534,995

	Hong Kong - 1.15%
20,044,492	Kingdee International Software Group Co. Ltd.(a)	24,675,027

	India - 2.41%
1,096,524	Crisil Ltd.	51,816,713

	Ireland - 0.46%
60,484	Flutter Entertainment PLC(a)	9,905,346

	Israel - 7.28%
604,228	CyberArk Software Ltd.(a)	98,954,420
1,449,130	Global-E Onlilne Ltd.(a)	57,588,426
		156,542,846

	Italy - 2.46%
2,418,248	Azimut Holding SPA	52,872,410

The Brown Capital Management International Small Company Fund

Semi-Annual Report | September 30, 2023 (unaudited)9

The Brown Capital Management International Small Company Fund

Schedule of InvestmentsSeptember 30, 2023 (Unaudited)

See Notes to Financial Statements

Shares		Value (Note 1)
	COMMON STOCKS - 98.03% (continued)
	Japan - 10.03%
420,135	GMO Payment Gateway, Inc.	22,988,784
2,787,984	HIDAY HIDAKA Corp.(b)	50,595,641
2,412,987	Kakaku.com, Inc.	24,494,789
339,521	M3, Inc.	6,170,631
2,299,780	SMS Co. Ltd.	39,173,514
482,225	Software Service, Inc.(b)	32,720,567
2,087,095	Towa Pharmaceutical Co. Ltd.	39,677,709
		215,821,635

	Sweden 7.36%
6,758,309	Fortnox AB	36,124,977
3,852,736	Hemnet Group AB	68,023,374
561,505	MIPS AB	19,056,803
2,968,293	Sectra AB (a)	35,155,861
		158,361,015

	Switzerland - 1.39%
26,466	Partners Group Holding AG	29,911,047

	United Kingdom - 20.96%
5,645,320	Abcam PLC(a)	127,753,592
14,397,942	AJ Bell PLC	48,203,945
2,450,833	Dechra Pharmaceuticals PLC	113,271,784
3,572,313	PayPoint PLC(b)	22,795,506
590,219	Playtech PLC(a)	3,254,990
6,375,974	Righmove PLC	43,735,634
2,605,661	Victrex PLC	44,667,566
1,947,512	Videndum PLC	7,829,493
4,320,535	YouGov PLC	39,536,374
		451,048,884

	Total Common Stocks (Cost: $2,157,120,066) - 98.03%	2,109,149,120

Total Investments (Cost: $2,157,120,066) - 98.03%		2,109,149,120
Other Assets, Net of Liabilities - 1.97%		42,414,724
Net Assets - 100.00%		$2,151,563,844

(a)Non-income producing

(b) Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.

10www.browncapital.com

The Brown Capital Management International Small Company Fund

Schedule of InvestmentsSeptember 30, 2023 (Unaudited)

See Notes to Financial Statements

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	31.42%	$675,950,358
Consumer Related	8.95%	192,667,699
Industrial Products & Systems	5.58%	119,987,807
Information/Knowledge Management	28.81%	619,945,397
Medical/Health Care	16.09%	346,102,177
Miscellaneous	7.18%	154,495,682
Other Assets, Net of Liabilities	1.97%	42,414,724
Total	100.00%	$2,151,563,844

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2023 (unaudited)11

The Brown Capital Management Mutual Funds

Statements of Assets and LiabilitiesSeptember 30, 2023 (Unaudited)

See Notes to Financial Statements

	Small Company Fund	Mid Company Fund	International All Company Fund		International Small Company Fund
Assets:
Unaffiliated Investments, at cost	$1,426,831,691	$56,480,760	$60,846,032		$1,798,166,246
Affiliated Investments, at cost	1,070,854,442	—	—		358,953,820
Unaffiliated Investments, at value (Note 1)	2,509,037,250	64,943,185	64,103,492		1,807,214,504
Affiliated Investments, at value (Note 1)	928,378,738	—	—		301,934,616
Total Investments, at value (Note 1)	3,437,415,988	64,943,185	64,103,492		2,109,149,120
Cash	—	—	698		—
Foreign Cash, at value	—	—	—		4	**
Receivables:
Fund shares sold	2,390,264	4,353	28,284		524,023
Investments sold	—	—	2,152,076		95,672,428
Dividends, interest and reclaims, at value	549,014	13,633	272,707	*	4,376,832
Prepaid expenses	340,527	62,225	70,596		132,987
Total Assets	3,440,695,793	65,023,396	66,627,853		2,209,855,394
Liabilities:
Payables:
Due to custodian	—	—	—		15,028,798
Fund shares redeemed	3,978,865	10,942	4,002		36,719,196
Investments purchased	—	—	71,875		1,312,102
Foreign capital gains tax	—	—	—		2,783,496
Unrealized loss on foreign currency spot trades	—	—	23,057		21,572
Accrued expenses:
Advisory fees	2,894,354	16,637	15,199		1,944,090
Administration, accounting and transfer agent fees (Note 2)	163,620	14,780	14,130		27,953
Custody fees	151,603	3,364	32,395		402,494
Professional fees	7,257	6,816	6,815		7,888
12b-1 fees - Investor Class	129,692	1,945	450		32,137
Other expenses	41,094	1,282	1,452		11,824
Total Liabilities:	7,366,485	55,766	169,375		58,291,550
Net Assets	$3,433,329,308	$64,967,630	$66,458,478		$2,151,563,844
Net Assets Consist of:
Paid-in-capital	$2,173,995,290	$57,764,948	$65,642,655		$2,407,837,418
Total distributable earnings (accumulated deficit)	1,259,334,018	7,202,682	815,823		(256,273,574)
Net Assets	$3,433,329,308	$64,967,630	$66,458,478		$2,151,563,844

Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$70.79	$11.58	$14.16	(a)	$19.16	(a)
Net Assets	$770,159,175	$9,057,140	$2,019,442		$149,453,406
Shares Outstanding, no par value (unlimited shares authorized)	10,878,865	781,882	142,607		7,799,006
Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$73.41	$12.43	$14.31	(a)	$19.56	(a)
Net Assets	$2,663,170,133	$55,910,490	$64,439,036		$2,002,110,438
Shares Outstanding, no par value (unlimited shares authorized)	36,277,781	4,496,289	4,501,980		102,348,454

*At Cost: $272,707.

**At Cost: $6.

(a)Redemption price per share may be reduced for any applicable redemption fees. For a description of the possible redemption fees, please see Note 1.

The Brown Capital Management Mutual Funds

12www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management Mutual Funds

Statements of OperationsFor the Six Months Ended September 30, 2023 (Unaudited)

	Small Company Fund	Mid Company Fund	International All Company Fund	International Small Company Fund
Investment Income:
Dividends from unaffiliated investments	$1,129,912	$83,968	$480,488	$13,061,304
Dividends from affiliated investments	313,908	—	—	3,135,495
Interest	2,758,532	27,715	37,928	1,676,342
Foreign taxes withheld	—	—	(94,332)	(2,609,958)
Total investment income	4,202,352	111,683	424,084	15,263,183

Expenses:
Advisory fees (Note 2)	17,797,460	221,435	305,727	12,133,069
Fund accounting and administration fees (Note 2)	80,968	77,350	80,422	84,494
Transfer agent fees (Note 2)	990,945	10,378	9,149	80,754
Custody fees	134,128	1,787	23,412	357,969
Registration fees	45,009	26,863	30,521	74,506
12b-1 fees - Investor Class (Note 2)	816,916	12,270	2,954	210,316
Professional fees	38,620	33,100	33,048	36,227
Trustees’ fees and expenses (Note 7)	32,964	32,964	32,964	32,964
Compliance services fees (Note 2)	6,750	6,750	6,750	6,750
Printing fees	206,637	7,312	9,128	22,712
Other expenses	53,420	3,995	2,536	13,083
Total expenses	20,203,817	434,204	536,611	13,052,844
Fees waived and reimbursed by the Advisor - Investor Class (Note 2)	—	(28,689)	(6,730)	—
Fees waived and reimbursed by the Advisor - Institutional Class (Note 2)	—	(127,523)	(187,230)	—
Net expenses	20,203,817	277,992	342,651	13,052,844
Net investment income (loss)	(16,001,465)	(166,309)	81,433	2,210,339
Realized and Urealized Gain (Loss) on:
Net realized gain (loss) on unaffiliated investments	68,828,681	(16,108)	115,493	(23,750,113)
Net realized gain (loss) on affiliated investments	3,927,916	—	—	(3,230,360)
Net realized gain (loss) on foreign currency transactions	—	—	(9,584)	(568,603)
Net change in unrealized appreciation (depreciation) of unaffiliated investments	(35,088,639)	(2,479,280)	(812,586)	(18,809,598)
Net change in unrealized appreciation (depreciation) of affiliated investments	745,033	—	—	(48,198,955)
Net change in unrealized foreign capital gains tax	—	—	—	(1,230,644)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	38,412,991	(2,495,388)	(706,677)	(95,788,273)
Net increase (decrease) in Net Assets Resulting From Operations	$22,411,526	$(2,661,697)	$(625,244)	$(93,577,934)

Semi-Annual Report | September 30, 2023 (unaudited)13

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

	Small Company Fund		Mid Company Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Increase (decrease) in Net Assets From

Operations:
Net investment income (loss)	$(16,001,465)	$(38,129,850)	$(166,309)	$(243,402)
Net realized gain (loss) on investments	72,756,597	270,462,998	(16,108)	(11,526)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(34,343,606)	(1,396,975,631)	(2,479,280)	(6,121,553)
Net Increase (Decrease) in Net Assets from operations	22,411,526	(1,164,642,483)	(2,661,697)	(6,376,481)
Distributions to Shareholders: (Note 4)
Investor
Distributable earnings	—	(91,918,514)	—	(867,847)
Return of Capital	—	—	—	(496,162)
	—	(91,918,514)	—	(1,364,009)
Institutional
Distributable earnings	—	(247,202,430)	—	(2,153,986)
Return of Capital	—	—	—	(1,231,466)
	—	(247,202,430)	—	(3,385,452)
Decrease in Net Assets from Distributions	—	(339,120,944)	—	(4,749,461)
Capital Share Transactions:
Shares sold
Investor	59,785,595	159,074,301	440,325	459,996
Institutional	297,401,951	1,066,418,835	31,340,932	5,603,484
Reinvested dividends and distributions
Investor	—	88,775,530	—	1,350,356
Institutional	—	236,383,164	—	3,383,180
Shares redeemed
Investor	(118,330,279)	(466,692,419)	(965,760)	(1,634,192)
Institutional	(332,455,128)	(1,428,861,419)	(1,560,990)	(7,353,429)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(93,597,861)	(344,902,008)	29,254,507	1,809,395
Net Increase (Decrease) in Net Assets	(71,186,335)	(1,848,665,435)	26,592,810	(9,316,547)
Net Assets:
Beginning of period	3,504,515,643	5,353,181,078	38,374,820	47,691,367
End of period	$3,433,329,308	$3,504,515,643	$64,967,630	$38,374,820

14www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

	Small Company Fund		Mid Company Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Share Information:
Investor Class:
Shares sold	828,956	2,061,657	35,101	37,249
Reinvested distributions	—	1,346,104	—	126,438
Shares redeemed	(1,635,634)	(6,221,288)	(79,050)	(134,851)
Net Increase (Decrease) in Capital Shares	(806,678)	(2,813,527)	(43,949)	28,836
Shares Outstanding, Beginning of Period	11,685,543	14,499,070	825,831	796,995
Shares Outstanding, End of Period	10,878,865	11,685,543	781,882	825,831
Share Information:
Institutional Class:
Shares sold	3,959,104	13,735,130	2,377,916	475,452
Reinvested distributions	—	3,461,967	—	295,733
Shares redeemed	(4,448,195)	(18,305,670)	(120,848)	(571,658)
Net Increase (Decrease) in Capital Shares	(489,091)	(1,108,573)	2,257,068	199,527
Shares Outstanding, Beginning of Period	36,766,872	37,875,445	2,239,221	2,039,694
Shares Outstanding, End of Period	36,277,781	36,766,872	4,496,289	2,239,221

Semi-Annual Report | September 30, 2023 (unaudited)15

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

	International All Company Fund				International Small Company Fund
	For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023		For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023
Increase (decrease) in Net Assets From

Operations:
Net investment income (loss)	$81,433		$(7,610)		$2,210,339		$502,146
Net realized gain (loss) on investments	105,909		(2,516,306)		(27,549,076)		(166,168,471)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(812,586)		(4,117,498)		(68,239,197)		(103,635,431)
Net Increase (Decrease) in Net Assets from operations	(625,244)		(6,641,414)		(93,577,934)		(269,301,756)
Distributions to Shareholders: (Note 4)
Investor
Distributable earnings	—		(25,480)		—		—
Return of Capital	—		—		—		—
	—		(25,480)		—		—
Institutional
Distributable earnings	—		(654,448)		—		(409,763)
Return of Capital	—		—		—		—
	—		(654,448)		—		(409,763)
Decrease in Net Assets from Distributions	—		(679,928)		—		(409,763)
Capital Share Transactions:
Shares sold
Investor	412,008		565,878		16,259,208		37,171,840
Institutional	5,811,900		16,322,865		237,056,579		583,378,267
Reinvested dividends and distributions
Investor	—		25,081		—		—
Institutional	—		503,178		—		363,523
Shares redeemed
Investor	(873,209	)(A)	(425,764	)(A)	(24,405,446	)(A)	(49,578,439	)(A)
Institutional	(2,017,524	)(B)	(14,636,284	)(B)	(288,384,890	)(B)	(752,498,618	)(B)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,333,175		2,354,954		(59,474,549)		(181,163,427)
Net Increase (Decrease) in Net Assets	2,707,931		(4,966,388)		(153,052,483)		(450,874,946)
Net Assets:
Beginning of period	63,750,547		68,716,935		2,304,616,327		2,755,491,273
End of period	$66,458,478		$63,750,547		$2,151,563,844		$2,304,616,327

(A) Includes Redemptions fees of:	$4		$54		$6,443		$35,923
(B) Includes Redemptions fees of:	$1,546		$5,656		$9,136		$63,395

16www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

	International All Company Fund		International Small Company Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Share Information:
Investor Class:
Shares sold	27,412	42,148	787,439	1,982,185
Reinvested distributions	—	1,876	—	—
Shares redeemed	(59,272)	(32,542)	(1,184,421)	(2,633,016)
Net Increase (Decrease) in Capital Shares	(31,860)	11,482	(396,982)	(650,831)
Shares Outstanding, Beginning of Period	174,467	162,985	8,195,988	8,846,819
Shares Outstanding, End of Period	142,607	174,467	7,799,006	8,195,988
Share Information:
Institutional Class:
Shares sold	392,606	1,196,172	11,390,899	30,427,991
Reinvested distributions	—	37,272	—	19,336
Shares redeemed	(136,157)	(1,072,336)	(14,282,717)	(39,341,380)
Net Increase (Decrease) in Capital Shares	256,449	161,108	(2,891,818)	(8,894,053)
Shares Outstanding, Beginning of Period	4,245,531	4,084,423	105,240,272	114,134,325
Shares Outstanding, End of Period	4,501,980	4,245,531	102,348,454	105,240,272

Semi-Annual Report | September 30, 2023 (unaudited)17

See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

The Brown Capital Management Small Company Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Years Ended March 31,
Investor Class		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$70.41	$99.97	$125.17	$83.73	$99.54	$95.37
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.38)	(0.88)	(1.45)	(1.22)	(1.07)	(0.99)
Net Realized and Unrealized Gain (Loss) on Investments	0.76	(20.90)	(12.90)	52.60	(6.21)	10.86
Total from Investment Operations	0.38	(21.78)	(14.35)	51.38	(7.28)	9.87
Less Distributions:
Distributions (from capital gains)	—	(7.78)	(10.85)	(9.94)	(8.53)	(5.70)
Total distributions	—	(7.78)	(10.85)	(9.94)	(8.53)	(5.70)
Net Asset Value, End of Period	$70.79	$70.41	$99.97	$125.17	$83.73	$99.54

Total Return(b)(d)	0.54%	(21.26%)	(12.41%)	61.30%	(8.55%)	11.05%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$770,159	$822,783	$1,449,535	$2,145,380	$1,722,739	$2,194,657
Average Net Assets for the Period (000’s)	$816,916	$1,003,882	$1,881,373	$2,185,619	$2,193,187	$2,241,764
Ratio of Expenses to Average Net Assets(c)(e)	1.29%	1.28%	1.25%	1.24%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	(1.05%)	(1.13%)	(1.20%)	(1.01%)	(1.05%)	(97.00%)
Portfolio Turnover Rate(d)	5%	22%	14%	9%	17%	17%

(a)Calculated using average shares method.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(d)Total return and portfolio turnover rate are for the period indicated and have not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

18www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2023 (unaudited)	For the Years Ended March 31,
Institutional Class		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$72.94	$103.07	$128.45	$85.60	$101.39	$96.83
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.32)	(0.74)	(1.24)	(1.00)	(0.88)	(0.80)
Net Realized and Unrealized Gain (Loss) on Investments	0.79	(21.61)	(13.29)	53.79	(6.38)	11.06
Total from Investment Operations	0.47	(22.35)	(14.53)	52.79	(7.26)	10.26
Less Distributions:
Distributions (from capital gains)	—	(7.78)	(10.85)	(9.94)	(8.53)	(5.70)
Total distributions	—	(7.78)	(10.85)	(9.94)	(8.53)	(5.70)
Net Asset Value, End of Period	$73.41	$72.94	$103.07	$128.45	$85.60	$101.39

Total Return(b)(c)	0.64%	(21.17%)	(12.23%)	61.61%	(8.37%)	11.29%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$2,663,170	$2,681,732	$3,903,646	$4,782,245	$2,754,789	$2,878,945
Average Net Assets for the Period (000’s)	$2,742,576	$2,869,265	$4,649,124	$4,266,513	$3,096,903	$2,770,899
Ratio of Expenses to Average Net Assets(d)	1.09%	1.08%	1.05%	1.04%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	(0.85%)	(0.93%)	(1.00%)	(0.81%)	(0.85%)	(0.77%)
Portfolio Turnover Rate(c)	5%	22%	14%	9%	17%	17%

(a)Calculated using average shares method.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)Total return and portfolio turnover rate are for the period indicated and have not been annualized for the periods less than one year.

(d)Ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

Semi-Annual Report | September 30, 2023 (unaudited)19

See Notes to Financial Statements

The Brown Capital Management Mid Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2023 (unaudited)	For the Years Ended March 31,
Investor Class		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.89	$16.13	$17.38	$10.52	$11.40	$11.17
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.05)	(0.10)	(0.17)	(0.12)	(0.09)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)	(2.28)	(0.58)	7.43	(0.18)	1.44
Total from Investment Operations	(0.31)	(2.38)	(0.75)	7.31	(0.27)	1.37
Less Distributions:
Distributions (from capital gains)	—	(1.18)	(0.50)	(0.45)	(0.61)	(1.14)
Return of capital	—	(0.68)	—	—	—	—
Total distributions	—	(1.86)	(0.50)	(0.45)	(0.61)	(1.14)
Net Asset Value, End of Period	$11.58	$11.89	$16.13	$17.38	$10.52	$11.40

Total Return(b)(d)	(2.61%)	(13.45%)	(4.76%)	69.70%	(3.22%)	13.93%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$9,057	$9,822	$12,854	$13,953	$7,527	$8,381
Average Net Assets for the Period (000’s)	$9,816	$9,828	$14,770	$11,814	$9,370	$8,338
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements(c)(e)	1.73%	2.06%	1.55%	1.64%	1.84%	2.05%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements(c)(e)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	(0.78%)	(0.83%)	(0.90%)	(0.75%)	(0.71%)	(0.64%)
Portfolio Turnover Rate(d)	9%	18%	11%	10%	12%	25%

(a)Calculated using average shares method.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(d)Total return and portfolio turnover rate are for the period indicated and have not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

The Brown Capital Management Mid Company Fund

20www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management Mid Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2023 (unaudited)	For the Years Ended March 31,
Institutional Class		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.75	$17.08	$18.33	$11.06	$11.93	$11.60
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.03)	(0.08)	(0.13)	(0.08)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(2.39)	(0.62)	7.80	(0.20)	1.52
Total from Investment Operations	(0.32)	(2.47)	(0.75)	7.72	(0.26)	1.47
Less Distributions:
Distributions (from capital gains)	—	(1.18)	(0.50)	(0.45)	(0.61)	(1.14)
Return of capital	—	(0.68)	—	—	—	—
Total distributions	—	(1.86)	(0.50)	(0.45)	(0.61)	(1.14)
Net Asset Value, End of Period	$12.43	$12.75	$17.08	$18.33	$11.06	$11.93

Total Return(b)(c)	(2.51%)	(13.22%)	(4.52%)	70.00%	(2.99%)	14.29%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$55,910	$28,553	$34,827	$29,635	$16,590	$15,260
Average Net Assets for the Period (000’s)	$49,233	$27,890	$37,933	$27,706	$17,753	$13,043
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements(d)	1.42%	1.81%	1.30%	1.39%	1.59%	1.81%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements(d)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	(0.52%)	(0.58%)	(0.66%)	(0.51%)	(0.46%)	(0.39%)
Portfolio Turnover Rate(c)	9%	18%	11%	10%	12%	25%

(a)Calculated using average shares method.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)Total return and portfolio turnover rate are for the period indicated and have not been annualized for the periods less than one year.

(d)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

Semi-Annual Report | September 30, 2023 (unaudited)21

See Notes to Financial Statements

The Brown Capital Management International All Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2023 (unaudited)	For the Years Ended March 31,
Investor Class		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.28	$16.06	$17.51	$12.83	$13.71	$13.96
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.01	(0.03)	(0.06)	(0.07)	0.06	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)	(1.60)	(1.26)	5.29	(0.85)	(0.26)
Total from Investment Operations	(0.12)	(1.63)	(1.32)	5.22	(0.79)	(0.16)
Less Distributions:
Distributions (from net investment income)	—	—	(0.01)	—	(0.09)	(0.10)
Distributions (from capital gains)	—	(0.15)	(0.12)	(0.54)	—	—
Total distributions	—	(0.15)	(0.13)	(0.54)	(0.09)	(0.10)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	— (b)	— (b)	— (b)	— (b)	— (b)	0.01
Net Asset Value, End of Period	$14.16	$14.28	$16.06	$17.51	$12.83	$13.71

Total Return(c)(e)	(0.84%)	(10.06%)	(7.68%)	40.73%	(5.85%)	(0.99%)

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$2,019	$2,492	$2,618	$3,613	$2,346	$2,991
Average Net Assets for the Period (000’s)	$2,363	$2,275	$3,356	$3,151	$3,162	$2,930
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements(d)(f)	1.82%	1.90%	1.58%	1.79%	1.91%	1.83%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements(d)(f)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	0.08%	(0.25%)	(0.34%)	(0.42%)	0.42%	0.72%
Portfolio Turnover Rate(e)	5%	20%	8%	11%	25%	28%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(e)Total return and portfolio turnover rate are for the period indicated and have not been annualized for the periods less than one year.

(f)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

The Brown Capital Management International All Company Fund

22www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management International All Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2023 (unaudited)	For the Years Ended March 31,
Institutional Class		2023		2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.43	$16.18		$17.59	$12.86	$13.74	$13.98
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.02	—	(b)	(0.03)	(0.03)	0.10	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)	(1.60)		(1.25)	5.30	(0.86)	(0.26)
Total from Investment Operations	(0.12)	(1.60)		(1.28)	5.27	(0.76)	(0.13)
Less Distributions:
Distributions (from net investment income)	—	—		(0.01)	—	(0.12)	(0.12)
Distributions (from capital gains)	—	(0.15)		(0.12)	(0.54)	—	—
Total distributions	—	(0.15)		(0.13)	(0.54)	(0.12)	(0.12)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	— (b)	—	(b)	— (b)	— (b)	— (b)	0.01
Net Asset Value, End of Period	$14.31	$14.43		$16.18	$17.59	$12.86	$13.74

Total Return(c)(d)	(0.83%)	(9.80%)		(7.42%)	41.03%	(5.63%)	(0.71%)

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$64,439	$61,259		$66,099	$61,564	$25,969	$32,979
Average Net Assets for the Period (000’s)	$65,576	$55,405		$71,346	$40,540	$31,739	$35,068
Ratio of Expenses to Average Net Assets(e)
Excluding Fee Waivers and Reimbursements	1.57%	1.64%		1.34%	1.54%	1.66%	1.58%
Ratio of Expenses to Average Net Assets(e)
Including Fee Waivers and Reimbursements	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	0.25%	0.00	%(f)	(0.14%)	(0.16%)	0.71%	0.97%
Portfolio Turnover Rate(d)	5%	20%		8%	11%	25%	28%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Total return and portfolio turnover rate are for the period indicated and have not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

(f)Less than 0.005 percent.

Semi-Annual Report | September 30, 2023 (unaudited)23

See Notes to Financial Statements

The Brown Capital Management International Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2023 (unaudited)	For the Years Ended March 31,
Investor Class		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.95	$22.05	$25.03	$14.75	$16.76	$16.27
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	— (b)	(0.04)	(0.06)	(0.15)	(0.03)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.79)	(2.06)	(1.54)	10.62	(1.93)	0.58
Total from Investment Operations	(0.79)	(2.10)	(1.60)	10.47	(1.96)	0.53
Less Distributions:
Distributions (from capital gains)	—	—	(1.39)	(0.19)	(0.05)	(0.04)
Total distributions	—	—	(1.39)	(0.19)	(0.05)	(0.04)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	— (b)	— (b)	0.01	— (b)	— (b)	— (b)
Net Asset Value, End of Period	$19.16	$19.95	$22.05	$25.03	$14.75	$16.76

Total Return(c)(e)	(3.96%)	(9.52%)	(7.30%)	71.05%	(11.72%)	3.32%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$149,453	$163,538	$195,057	$171,603	$50,516	$40,248
Average Net Assets for the Period (000’s)	$168,253	$163,970	$214,710	$110,704	$51,728	$23,846
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements(d)(f)	1.31%	1.31%	1.30%	1.32%	1.39%	1.75%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements(d)(f)	1.31%	1.31%	1.30%	1.32%	1.39%	1.46%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.04%)	(0.20%)	(0.22%)	(0.68%)	(0.15%)	(0.34%)
Portfolio Turnover Rate(e)	6%	19%	8%	18%	4%	7%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on September 30, 2015.

(e)Total return and portfolio turnover rate are for the period indicated and have not been annualized for the periods less than one year.

(f)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

The Brown Capital Management International Small Company Fund

24www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management International Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2023 (unaudited)	For the Years Ended March 31,
Institutional Class		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.34	$22.43	$25.39	$14.92	$16.91	$16.38
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.02	0.01	0.01	(0.10)	— (b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.80)	(2.10)	(1.58)	10.76	(1.94)	0.58
Total from Investment Operations	(0.78)	(2.09)	(1.57)	10.66	(1.94)	0.57
Less Distributions:
Distributions (from net investment income)	—	— (b)	—	—	— (b)	—
Distributions (from capital gains)	—	—	(1.39)	(0.19)	(0.05)	(0.04)
Total distributions	—	—	(1.39)	(0.19)	(0.05)	(0.04)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	— (b)	— (b)	— (b)	— (b)	— (b)	— (b)
Net asset Value, End of Period	$19.56	$20.34	$22.43	$25.39	$14.92	$16.91

Total Return(c)(d)	(3.83%)	(9.30%)	(7.11%)	71.51%	(11.48%)	3.54%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$2,002,110	$2,141,079	$2,560,435	$1,923,391	$693,460	$322,439
Average Net Assets for the Period (000’s)	$2,258,361	$2,130,241	$2,452,659	$1,344,547	$598,865	$107,782
Ratio of Expenses to Average Net Assets
Excluding Fee Waivers and Reimbursements(e)	1.06%	1.06%	1.05%	1.07%	1.14%	1.41%
Ratio of Expenses to Average Net Assets
Including Fee Waivers and Reimbursements(e)	1.06%	1.06%	1.05%	1.07%	1.14%	1.19%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	0.20%	0.04%	0.04%	(0.42%)	0.02%	(0.04%)
Portfolio Turnover Rate(d)	6%	19%	8%	18%	4%	7%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Total return and portfolio turnover rate are for the period indicated and have not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

Semi-Annual Report | September 30, 2023 (unaudited)25

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International All Company Fund (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open‐ended management investment company. Each of the Funds in this report are classified as a diversified, open‐end management investment company, as those terms are defined in the 1940 Act. The Funds currently offer Investor Class and Institutional Class Shares.

The primary investment objective of the Small Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment.

The primary investment objective of the Mid Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that have total operating revenues of $500 million to $2.5 billion at the time of initial investment.

The primary investment objective of the International All Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing substantially of its assets in equity securities of non‐U.S. based companies.

The primary investment objective of the International Small Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non‐U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over‐the‐counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. The Board has appointed the Advisor as valuation designee to be responsible for all fair value determinations for the Funds. Fair value pricing may be used, for example, in situations where (i) a security, such as a small‐cap stock, mid‐cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In accordance with GAAP, the Funds use a three‐tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the

The Brown Capital Management Mutual Funds

26www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2023:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$3,291,358,106	$—	$—	$3,291,358,106
Short Term Investments	146,057,882	—	—	146,057,882
Total	$3,437,415,988	$—	$—	$3,437,415,988
Mid Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$64,465,208	$—	$—	$64,465,208
Short Term Investments	477,977	—	—	477,977
Total	$64,943,185	$—	$—	$64,943,185
International All Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$63,162,768	$—	$—	$63,162,768
Short Term Investments	940,724	—	—	940,724
Total	$64,103,492	$—	$—	$64,103,492
International Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,109,149,120	$—	$—	$2,109,149,120
Total	$2,109,149,120	$—	$—	$2,109,149,120

*See Schedule of Investments for sector/country classifications.

Semi-Annual Report | September 30, 2023 (unaudited)27

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

For the six months ended September 30, 2023, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain/(loss) or unrealized appreciation/(depreciation) from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign Currency Spot Contracts (International All Company Fund and International Small Company Fund)

Derivative instruments include foreign currency spot trades. The Funds may enter into such derivative instruments primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a foreign currency spot contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price typically within two business days. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the exchange rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments often involve market risk, credit risk, or both risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may also arise from the possible inability of counterparties to meet the terms of their contracts and from unanticipated movements in currency and securities values and interest rates.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended September 30, 2023, the Small Company Fund and International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the tables below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

Small Company Fund

Security Name	Market Value as of March 31, 2023	Purchases	Corporate Actions	Sales	Market Value as of September 30, 2023	Share Balance as of September 30, 2023	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
Alarm.com Holdings, Inc.	$149,999,218	$—	$—	$(8,523,389)	$171,989,143	2,813,038	$—	$(38,060,231)	$(7,546,917)
AppFolio, Inc. – Class A	193,229,930	—	—	(79,673,701)	192,582,239	1,054,494	—	62,560,888	16,465,122
Cryoport, Inc.	107,010,336	—	—	—	61,129,654	4,458,764	—	(45,880,682)	—
Cytek Biosciences, Inc.	42,541,034	21,571,956	—	—	38,899,617	7,047,032	—	(25,213,373)	—
Enfusion, Inc.	51,496,494	14,430,818	—	—	56,951,014	6,349,054	—	(8,976,298)	—
Helios Technologies, Inc.	114,053,218	—	—	—	96,753,403	1,743,933	313,908	(17,299,815)	—
Olo, Inc. – Class A	72,474,843	6,339,422	—	—	58,640,705	9,676,684	—	(20,173,560)	—
OrthoPediatrics Corp.	82,129,117	4,773,964	—	—	62,580,480	1,955,640	—	(24,332,601)	—
Vericel Corp.	113,450,251	—	—	—	129,701,651	3,869,381	—	16,251,400	—
Xometry, Inc.	47,537,370	4,607,948	—	—	59,150,832	3,483,559	—	7,005,514	—
					$928,378,738	42,451,579	$313,908	$(17,988,296)	$8,918,205
Investments no longer Affiliated as of September 30, 2023
PROS Holdings,Inc	$74,215,092	$—	$—	$(24,748,417)	$63,209,715	1,825,815	$—	$18,733,329	$(4,990,289)

GRAND TOTAL					$991,588,453	44,277,394	$313,908	$745,033	$3,927,916

28www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

International Small Company Fund

Security Name	Market Value as of March 31, 2023	Purchases	Corporate Actions	Sales	Market Value as of September 30, 2023	Share Balance as of September 30, 2023	Dividends	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)
HIDAY HIDAKA Corp.	$43,722,929	$1,898,159	$—	$(549,530)	$50,595,641	2,787,984	$278,241	$5,480,011	$44,072
Lectra	105,620,545	4,101,278	—	(1,382,075)	75,320,240	2,766,666	1,032,326	(32,266,245)	(753,263)
Nexus AG	82,349,528	—	—	(355,704)	75,380,387	1,379,082	231,612	(6,512,071)	(101,366)
Paypoint PLC	19,318,366	893,633	—	(310,637)	22,795,506	3,572,313	840,552	3,177,432	(283,288)
Software Service, Inc.	32,467,563	—	—	(109,777)	32,720,567	482,225	—	420,761	(57,980)
Stratec Biomedical AG	63,553,175	3,082,385	—	(935,907)	45,122,275	964,495	722,764	(18,498,843)	(2,078,535)

GRAND TOTAL					$301,934,616	11,952,765	$3,135,495	$(48,198,955)	$(3,230,360)

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex‐dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex‐dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes. The Funds accrue any taxes withheld from foreign investments by foreign countries. Amounts that may be reclaimed are recorded as receivables and amounts that may not be reclaimed are recorded at the same time as the related income on each income recognition date if the tax rated is fixed and known. When investment income is received net of the tax withheld, a separate realized foreign currency gain or loss is computed on the gross income receivable and the accrued tax expense. If the tax rate is not known or estimable, such expense or receivable is recorded on the date that the net amount is received.

Expenses

Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods approved by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b‐1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Dividend Distributions

Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex‐date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Semi-Annual Report | September 30, 2023 (unaudited)29

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

Foreign Taxes

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Fees on Redemptions

Shares of the International All Company Fund and the International Small Company Fund will be assessed a fee of 2.00% of the redemption amount if such shares are redeemed within 60 days of purchase. The redemption fee is paid directly to the Fund and is intended to offset the cost of liquidating a shareholders’ investment in the Fund, discourage short‐term trading of shares, and protect long‐term shareholders – the redemption fee is not a sales charge or other fee intended to finance sales or marketing expenses. No redemption fee will be imposed on redemptions initiated by the Funds. Redemption fees are disclosed on the Statements of Changes in Net Assets.

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisor

Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees
Fund	Average Net Assets	Rate	Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
Small Company Fund	On all assets	1.00%	1.25%	$—	$—
Mid Company Fund	On all assets	0.75%	0.90%	156,212	—
International All Company Fund	First $100 million	0.90%	1.00%	193,960	—
	Over $100 million	0.75%	1.00%	—	—
International Small Company Fund	On all assets	1.00%	1.15%	—	—

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b‐1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the Mid Company Fund, the International All Company Fund and the International Small Company Fund, 1.25%, 0.90%, 1.00% and 1.15% of the average daily net assets of those Funds, respectively.

Each of the Funds may reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) years, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the lesser of the percentage limits in place at the time of the waiver and/or reimbursement or current waiver and/or reimbursement arrangement. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund’s assets exceed $20 million for the Small Company Fund, the International All Company Fund, and the International Small Company Fund, or $15 million for the Mid Company Fund; (ii) the particular fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Fund	Expires 2024	Expires 2025	Expires 2026	Expires 2027
Small Company Fund	$—	$—	$—	$—
Mid Company Fund	192,788	213,219	341,694	156,212
International All Company Fund	235,911	250,676	368,923	193,960
International Small Company Fund	—	—	—	—

Administrator, Transfer Agent and Fund Accountant

Pursuant to the Purchase and Sale Agreement dated June 30, 2021 Brown Capital Management Holdings, Inc. (“BCM”) acquired 50.1% of the outstanding shares of Commonwealth Fund Services, Inc. (“CFS”), becoming its majority owner. The remaining 49.9% of the outstanding shares are owned by Stony Point Holdings, LLC (“SPH”). Prior to this transaction SPH owned 100% of CFS. Management and operation of CFS is governed by the Stockholder Agreement between CFS, BCM and SPH dated June 30, 2021. Following the closing of the transaction discussed above, the Board of Trustees (the

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The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

“Trustees”) of Brown Capital Management Mutual Funds (the “Trust”) approved CFS to serve as the administrator, fund accounting agent and transfer agent to the four mutual funds of the Trust. The transition from SS&C ALPS Fund Services, Inc. (“ALPS”), the previous service provider to the four mutual funds, to CFS took place on April 4, 2022. Notice of this transaction and change in service provider was provided to the shareholders of the mutual funds by supplement dated October 1, 2021. As compensation for its services to the Trust, fees to CFS are computed daily and paid monthly. For its fees, CFS is paid $125,000 per Fund per year for Administration and Fund Accounting and $12,000 per Fund per year for Regulatory Compliance. Transfer Agency fees are based on the number and type of accounts serviced. In addition, the Trust shall reimburse CFS from the assets of each Fund certain reasonable expenses incurred by CFS on behalf of each Fund individually in connection with the performance of the Administration Agreement. For the six months ended September 30, 2023, the following fees were paid by the Funds to CFS:

Fund	Fund Accounting and Adminstration	Transfer Agent
Small Company Fund	$68,500	$939,349
Mid Company Fund	68,500	3,842
International All Company Fund	68,500	2,608
International Small Company Fund	68,500	72,565

Compliance Services

The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. CFS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a‐1 under the 1940 Act. CFS is compensated under the Administration Agreement for these services.

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter of the Trust’s shares.

12b‐1 Plan

Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b‐1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid Company Fund, the International All Company Fund and the International Small Company Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the Distributor regardless of 12b‐1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan. The Distributor may pay the Advisor for expenditures that it incurs for marketing and distributions related services for the Funds. It is also possible that 12b‐1 expenses for a period will exceed the payments made to the Distributor by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Legal Counsel to the Trust

Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no direct special compensation from the Trust or the Funds for serving as an officer of the Trust.

Any Trustee and/or officer of the Trust that also is an employee and/or officer of the Advisor does not receive compensation from the Trust for serving in such roles.

Semi-Annual Report | September 30, 2023 (unaudited)31

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short‐term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities
Small Company Fund	$163,723,615	$301,764,998
Mid Company Fund	33,651,709	5,011,654
International All Company Fund	5,856,360	3,366,865
International Small Company Fund	142,415,871	196,399,896

4. FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. For the six months ended September 30, 2023, there were no such reclassifications.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2020‐2022 and as of and during the six months ended September 30, 2023, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

At September 30, 2023, the tax‐basis cost of investments was as follows:

	Small Company Fund	Mid Company Fund	International All Company Fund	International Small Company Fund
Gross unrealized appreciation (excess of value over tax cost)	$1,488,402,977	$14,321,500	$15,552,625	$386,305,014
Gross unrealized depreciation (excess of tax cost over value)	(548,673,122)	(5,859,075)	(12,295,165)	(434,275,958)
Net appreciation (depreciation) of foreign currency and unrealized foreign capital gains tax	—	—	—	(2,770,431)
Net unrealized appreciation (depreciation)	$939,729,855	$8,462,425	$3,257,460	$(50,741,375)
Cost of investments for income tax purposes	$2,497,686,133	$56,480,760	$60,846,032	$2,157,120,066

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

At September 30, 2023, the distributable earnings (accumulated deficits) on a tax basis were as follows:

	Small Company Fund	Mid Company Fund	International All Company Fund	International Small Company Fund
Accumulated Ordinary Income/(Loss)	$(23,615,431)	$(222,786)	$71,850	$1,835,402
Accumulated Capital Gain/(Loss)	343,219,594	(1,036,957)	(2,513,487)	(207,367,601)
Unrealized Appreciation/(Depreciation)	939,729,855	8,462,425	3,257,460	(50,741,375)
Total	$1,259,334,018	$7,202,682	$815,823	$(256,273,574)

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The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

Distributions during the fiscal year shown were characterized for tax purposes as follows:

	Small Company Fund		Mid Company Fund		International All Company Fund		International Small Company Fund
Distributions paid from:	Six months ended September 30, 2023	Year ended March 31, 2023	Six months ended September 30, 2023	Year ended March 31, 2023	Six months ended September 30, 2023	Year ended March 31, 2023	Six months ended September 30, 2023	Year ended March 31, 2023
Ordinary income	$—	$—	$—	$—	$—	$116,151	$—	$409,763
Realized gains	—	339,120,944	—	3,021,833	—	563,777	—	—
Return of capital	—	—	—	1,727,628	—	—	—	—
	$—	$339,120,944	$—	$4,749,461	$—	$679,928	$—	$409,763

5. SECTOR RISK

If a fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that fund than would be the case if the fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the fund and increase the volatility of the fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a fund’s portfolio will be adversely affected. As September 30, 2023, 27.16% and 26.66% of the value of the net assets of the Small Company Fund were invested in securities within the Business Services and Medical/Health Care sectors, respectively; 26.84% of the value of the net assets of the Mid Company Fund were invested in securities within the Information/Knowledge Management sector; 27.95% and 27.13% of the value of the net assets of the International All Company Fund were invested in securities within the Information Technology and Health Care sectors, respectively; 31.42% and 28.81% of the value of the net assets of the International Small Company Fund were invested in securities within the Business Services and Information/Knowledge Management sectors, respectively.

6. COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

7. TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2023, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective December 11, 2020 and retroactive to January 1, 2020, each Independent Trustee of the Trust receives a $79,000 annual retainer and a $1,500 per meeting fee. All Trustees and officers are reimbursed for any out‐of‐pocket expenses incurred in connection with attendance at meetings. Prior to December 11, 2020 each Independent Trustee of the Trust received a $54,000 annual retainer and a $1,500 per meeting fee.

8. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2023, the date of these financial statements, through the date these financial statements were issued and available and has noted no additional items require disclosure.

Semi-Annual Report | September 30, 2023 (unaudited)33

The Brown Capital Management Mutual Funds

Fund ExpensesSeptember 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expense Ratio(a)	Expenses Paid During Period April 1, 2023 to September 30, 2023(b)
Small Company Fund
Investor
Actual	$1,000.00	$1,002.70	1.29%	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	1.29%	$6.51
Institutional
Actual	$1,000.00	$1,003.22	1.09%	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	1.09%	$5.50

Mid Company Fund
Investor
Actual	$1,000.00	$986.96	1.15%	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	1.15%	$5.81
Institutional
Actual	$1,000.00	$987.45	0.90%	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	0.90%	$4.55

International All Company Fund
Investor
Actual	$1,000.00	$995.80	1.25%	$6.24
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	1.25%	$6.31
Institutional
Actual	$1,000.00	$995.84	1.00%	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	1.00%	$5.05

International Small Company Fund
Investor
Actual	$1,000.00	$980.20	1.31%	$6.49
Hypothetical (5% return before expenses)	$1,000.00	$1018.45	1.31%	$6.61
Institutional
Actual	$1,000.00	$980.83	1.06%	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	1.06%	$5.35

(a)Annualized, based on the Fund’s most recent fiscal half-year expenses.

(b)Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366.

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The Brown Capital Management Mutual Funds

Additional InformationSeptember 30, 2023 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix A to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 877-892-4226 and (2) on the U.S. Securities and Exchange Commission’s (“SEC”) website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds Form N-PORT is available on the SEC’s website at https://www.sec.gov. Information included in the Funds’ N-PORT is also available upon request by calling 877-892-4226.

TAX DESIGNATIONS

The Brown Capital Management International All Company Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

Qualified Dividend Income: 100%

Dividend Received Deduction: 0.00%

The Brown Capital Management International Small Company Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

Qualified Dividend Income: 80.87%

Dividend Received Deduction: 0.00%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2022 via Form 1099. The Fund will notify shareholders in early 2024 of amounts paid to them by the Fund, if any, during the calendar year 2023.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Brown Capital Management Small Company Fund designated $399,120,944 as long-term capital gain dividends. Brown Capital Management Mid Company Fund designated $1,375,581 as long-term gain capital dividends. Brown Capital Management International Small Company Fund designated $110,733,935 as long-term capital gain dividends.

The Brown Capital Management International All Company Fund designates foreign taxes paid in the amount of $66,451 and foreign source income in the amount of $678,914 for federal income tax purposes for the year ended March 31, 2023. The Brown International Small Company Fund designates foreign taxes paid in the amount of $1,666,558 and foreign source income in the amount of $30,476,945 for federal income tax purposes for the year ended March 31, 2023.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from its compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period and (ii) the Funds’ liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk.

Semi-Annual Report | September 30, 2023 (unaudited)35

The Brown Capital Management Mutual Funds

Additional InformationSeptember 30, 2023 (Unaudited)

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1000, Denver, CO 80203

1(b). Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant. The Brown Capital Management Mutual Funds are open-end management investment companies.

Item 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications required by Item 13.(a)(2) of Form N-CSR are filed herewith as Exhibit 13.(a)(2).

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications required by Item 13.(b) of Form N-CSR are filed herewith as Exhibit 13.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Robert L. Young, III
Robert L. Young, III
Trustee, President and Principal Executive Officer

Date: December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Robert L. Young, III
Robert L. Young, III
Trustee, President and Principal Executive Officer, Brown Capital Management Mutual Funds

Date: December 7, 2023

By: (Signature and Title)	/s/ Michael L. Forster
Michael L. Forster
Treasurer and Principal Financial Officer, Brown Capital Management Mutual Funds

Date: December 7, 2023